Notes to Unaudited Pro Forma Consolidated Statement of Income - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Unaudited Pro Forma Consolidated Statement Of Income [Line Items]
Net income	$ (5,019)	$ 9,768	$ (1,144)	$ 15,646
Net income attributable to non-controlling interests	(9,995)	819	(9,568)	585
Net income attributable to HMH Holding Inc.	$ 4,976	$ 8,949	$ 8,424	$ 15,061
Weighted average shares of Class A common stock outstanding (basic)	11,662,000	69,355,000	5,863,000	69,355,000
Weighted average shares of Class A common stock outstanding (diluted)	11,971,000	69,355,000	6,688,000	69,355,000
Pro Forma [Member] | HMH Holding Inc. [Member]
Unaudited Pro Forma Consolidated Statement Of Income [Line Items]
Net income					$ 35,155
Net income attributable to non-controlling interests					26,737
Net income attributable to HMH Holding Inc.					$ 8,418
Weighted average shares of Class A common stock outstanding (basic)					11,422,504
Incremental common shares attributable to dilutive securities					0
Weighted average shares of Class A common stock outstanding (diluted)					11,422,504
Earnings per share – basic					$ 0.74
Earnings per share – diluted					$ 0.74